Financial Instruments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Financial Instruments [Abstract]
Percentage difference between carrying value and fair market value of fixed interest long-term debt	(1.00%)
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 4,950
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 4,899